Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Barclays Bank PLC
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2023
Entity Central Index Key	0000312070
Current Fiscal Year End Date	--12-31